Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley Global Infrastructure Fund (the "Fund") seeks to provide both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase, Redemption and Pricing of Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund's equity investments may include convertible securities. The Fund's investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser and/or Sub-Advisers actively manage the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

  Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•  Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Fund's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

•  Liquidity. The Fund's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance and a comparative sector index over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance and a comparative sector index over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	21.01%
Low Quarter	9/30/08	–17.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class A shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2013
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.89%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.22%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.16%	[1]
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.12%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.30%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.23%	[2]
A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information-How to Exchange Shares-Permissible Fund Exchanges") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information-Share Class Arrangements"), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	634
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	634
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	865
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2004	rr_AnnualReturn2004	20.36%
Annual Return 2005	rr_AnnualReturn2005	15.12%
Annual Return 2006	rr_AnnualReturn2006	20.22%
Annual Return 2007	rr_AnnualReturn2007	19.23%
Annual Return 2008	rr_AnnualReturn2008	(32.71%)
Annual Return 2009	rr_AnnualReturn2009	16.97%
Annual Return 2010	rr_AnnualReturn2010	6.84%
Annual Return 2011	rr_AnnualReturn2011	16.27%
Annual Return 2012	rr_AnnualReturn2012	18.45%
Annual Return 2013	rr_AnnualReturn2013	17.78%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.88%
A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.34%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.63%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.85%	[4]
A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.18%
B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Advisory Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class B contingent deferred sales charge ("CDSC") is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,054
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,054
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.06%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.07%	[6],[7]
L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.71%
I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.76%

[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index and is reflected for this Index in the table for periods prior to July 2008. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.
[3]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[5]	The Class B contingent deferred sales charge ("CDSC") is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.
[6]	Class B shares commenced operations on April 29, 1988. On December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Performance information for Class B prior to December 8, 2006 reflects the performance of the Pre-Conversion Class B shares.
[7]	Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion beginning December 31, 2006. Prior to December 31, 2006, the conversion feature was suspended because the annual total operating expense ratio of Class B was lower than that of Class A.